LEASE LIABILITIES (Details Narrative) ¥ in Thousands, $ in Thousands			6 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)
Lessee, Lease, Description [Line Items]
Financing proceeds total	$ 900	¥ 6,500
Sold lease equipment	$ 900	¥ 6,500
Lease period		5 years
Right of use assets lease				$ 165	¥ 1,172	¥ 1,714
Interest rate	10.70%	10.70%
Inception lease		¥ 6,450
Amortization			¥ 1,600
Lease liability					2,014
Lease liability current					1,160
Interest expenses			130
Sale and leaseback deferred loss			80
Leased Equipment [Member]
Lessee, Lease, Description [Line Items]
Amortization			¥ 1,600
Chailease International Financial Leasing Corp [Member]
Lessee, Lease, Description [Line Items]
Right of use assets lease		¥ 6,200
UTime Guangxi [Member]
Lessee, Lease, Description [Line Items]
Lease liability					1,600
Lease liability current					¥ 1,400